Severance Indemnities And Pension Plans (Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits) (Details)	12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Japanese equity securities	37.00%
Japanese debt securities	37.30%
Non-Japanese equity securities	11.40%
Non-Japanese debt securities	6.20%
Short-term assets	8.10%
Total	100.00%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Japanese equity securities	0.30%
Non-Japanese equity securities	58.00%
Non-Japanese debt securities	30.90%
Real estate	8.00%
Short-term assets	2.80%
Total	100.00%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-Japanese equity securities	70.00%
Non-Japanese debt securities	30.00%
Total	100.00%